Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 30, 2017	Dec. 29, 2016
Earnings Per Share
Schedule of computation of basic and diluted earnings per share

	Thirteen Weeks Ended
(in thousands, except share and per share data)	March 31, 2016	March 30, 2017
Net income	$7,101	$11,128

Basic weighted average shares outstanding	83,375,562	83,529,335
Dilutive effect of share based awards	3,292,911	5,115,475

Diluted weighted average shares outstanding	86,668,473	88,644,810

Basic earnings per share	$0.09	$0.13

Diluted earnings per share	$0.08	$0.13

	Year Ended December 25, 2014	Year Ended December 31, 2015	Year Ended December 29, 2016
Net income (in thousands)	$15,098	$26,807	$43,039

Basic weighted average shares outstanding	83,222,330	83,365,218	83,432,157
Dilutive effect of share based awards	2,429,419	2,915,689	4,998,830

Diluted weighted average shares outstanding	85,651,749	86,280,907	88,430,987

Basic earnings per share	$0.18	$0.32	$0.52
Diluted earnings per share	$0.18	$0.31	$0.49

Schedule of awards excluded from computation
	Thirteen Weeks Ended
	March 31, 2016	March 30, 2017
Stock Options	2,207,701	2,360,029

	Year Ended December 25, 2014	Year Ended December 31, 2015	Year Ended December 29, 2016
Stock Options	1,536,690	1,856,579	2,003,651